Royalty, stream and working interests - Impairment reversal of Mine Waste Solutions stream (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2014	Dec. 31, 2019	Dec. 31, 2018
Royalty, stream and working interests
Carrying value	$ 4,632.1		$ 4,797.8	$ 4,555.6
Streams
Royalty, stream and working interests
Carrying value	2,653.6		$ 2,804.0	$ 2,967.6
Streams | Mine Waste Solutions
Royalty, stream and working interests
Impairments		$ 26.6
Reversal of impairment loss recognized	9.6
Carrying value	$ 77.2